Acquisitions (Tables)	12 Months Ended
Dec. 31, 2023
Business Acquisition [Line Items]
Schedule of Fair Value of the Assets Acquired and Liabilities Assumed
The purchase consideration, inclusive of the Protected assets and liabilities, was allocated to the following assets and liabilities (in thousands):

Tangible assets acquired and liabilities assumed:
Cash and marketable securities	$68,748
Accounts receivable	79,086
Prepaid expenses	7,807
Income tax receivable	4,566
Property, plant & equipment, net	1,551
Other assets	6,950
Accounts payable	(9,798)
Deferred revenue	(60,768)
Accrued expenses and other current liabilities	(110,004)
Income tax payable	(2,091)
Notes payable	(172,038)
Deferred tax liabilities	(145,032)
Other liabilities	(8,474)
Total tangible assets acquired and liabilities assumed	(339,497)
Trademarks - 10 years estimated useful life	246,400
Customer relationships - 4 years estimated useful life	119,700
Technology - 4 years estimated useful life	196,000
Goodwill	827,696
Net assets acquired	$1,050,299

Consideration:
Cash	$440,155
Equity	411,453
Total consideration attributable to System1	851,608
Total consideration attributable to non-controlling interest	198,691
Total consideration	$1,050,299

Schedule of Pro Forma Net Revenue and Net Income
The unaudited pro forma information reflects adjustments for additional amortization resulting from the fair value adjustments to assets acquired and liabilities assumed, adjustments for alignment of accounting policies, adjustments for transaction expenses, adjustments for certain stock-based compensation and equity related expenses incurred as a result of the transaction and the resulting tax effects, as if the Merger and acquisitions of Answers, CouponFollow and RoadWarrior occurred January 1, 2021. The pro forma results do not include any anticipated cost synergies or other effects of the merged companies. Accordingly, pro forma amounts are not necessarily indicative of the results that actually would have occurred had the acquisitions been completed on the dates indicated, nor is it indicative of the future operating results of the combined company. The following table provides unaudited pro forma information as if the 2022 acquisitions occurred as of January 1, 2021 (in thousands).

Year Ended December 31, 2022 (Successor)
Pro forma revenue	$682,161
Pro forma net loss	$(366,278)

Answers Holdings, Inc.
Business Acquisition [Line Items]
Schedule of Fair Value of the Assets Acquired and Liabilities Assumed
The allocation of the total purchase consideration for this acquisition was as follows (in thousands):

Working capital	$32
Trademark - 10 years estimated useful life	1,100
Goodwill	3,500
Net assets acquired	$4,632

NextGen Shopping, Inc
Business Acquisition [Line Items]
Schedule of Fair Value of the Assets Acquired and Liabilities Assumed
The allocation of the total purchase consideration for this acquisition was as follows (in thousands):

Assets acquired and liabilities assumed:
Cash and cash equivalents	$21,232
Accounts receivable	5,860
Other current assets	446
Accounts payable	(116)
Accrued expenses and other current liabilities	(118)
Income tax payable	(197)
Deferred tax liabilities	(10,895)
Trademark - 10 years estimated useful life	38,100
Software - 4 years estimated useful life	4,100
Goodwill	42,175
Net assets acquired	$100,587

RoadWarrior, LLC
Business Acquisition [Line Items]
Schedule of Fair Value of the Assets Acquired and Liabilities Assumed
The allocation of the total purchase consideration for this acquisition was as follows (in thousands):

Assets acquired and liabilities assumed:
Working capital	$155
Trademark - 10 years estimated useful life	2,200
Software - 4 years estimated useful life	1,000
Customer relationships - 3 years estimated useful life	1,300
Goodwill	14,981
Net assets acquired	$19,636